Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (491.5)	$ (477.0)
Deferred income tax liability	491.5	477.0	$ 291.0
Accounting value of mineral property, plant and equipment in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	446.8	409.0
Accounting value of inventories in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13.8	34.7
Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	64.3	58.6
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (33.4)	$ (25.3)